Leasing arrangements - leasee (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Summary of carrying amount of right-of-use assets and the depreciation expenses

	December 31, 2020	December 31, 2021
	Carrying amount	Carrying amount
	NT$000	NT$000
Land	636,261	616,458
Buildings	19,044	10,946
Machinery and equipment	203,249	204,484
Others	515	3,917

	859,069	835,805

	Year ended December 31,
	2019	2020	2021
	Depreciation expenses	Depreciation expenses	Depreciation expenses
	NT$000	NT$000	NT$000
Land	22,657	20,938	20,486
Buildings	7,113	7,819	9,870
Machinery and equipment	4,520	46,225	247,090
Others	1,809	1,544	1,634

	36,099	76,526	279,080

Summary of profit and loss accounts relating to lease contracts	The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	14,349	13,442	15,245
Expense on short-term lease contracts	230,589	202,782	143,791